Nature of operations and going concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Working capital deficit	$ 65,355,024		$ 65,355,024		$ 7,568,163
Cash	47,849,067	$ 119,541,083	47,849,067	$ 119,541,083	91,234,090	$ 15,931,525
Accumulated deficit	84,918,438		84,918,438		$ 100,101,884
Net income	22,332,382	3,935,906	12,203,325	32,647,548
Other comprehensive income	(55,718)	(942,908)	1,436	1,142,502
Total comprehensive income	$ 22,276,664	$ 2,992,998	$ 12,204,761	$ 33,790,050